SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2015
Computers and Peripheral Equipment
Disclosure On Annual Depreciation Rate Using Straight Line Method	33%
Office Furniture and Equipment
Disclosure On Annual Depreciation Rate Using Straight Line Method	6 - 20 (mainly 15)
Leasehold Improvements
Disclosure On Annual Depreciation Rate Using Straight Line Method	Over the shorter of the term of the lease or the useful life of the asset